Revenue Recognition - Revenue by Geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 614,532	$ 323,410	$ 226,277
United States
Total revenue	544,463	318,144	219,415
International
Total revenue	$ 70,069	$ 5,266	$ 6,862